Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of financial instruments [text block] [Abstract]
Schedule of sensitivity test to possible changes in USD/NIS exchange rate
Sensitive instrument	Income (loss) from change in exchange rate (U.S. dollars in thousands)		Value (U.S. dollars in thousands)	Income (loss) from change in exchange rate (U.S. dollars in thousands)
	Down 2%	Down 5%		Up 5%	Up 2%
Cash and cash equivalents and deposits	38	94	1,877	(94)	(38)
Other current assets	24	59	1,185	(59)	(24)
Accounts payable	(13)	(33)	(661)	33	13
Other payables	(39)	(99)	(1,970)	99	39
Post-employment benefit liabilities	(6)	(15)	(292)	15	6
Total income (loss)	4	6		(6)	(4)

Schedule of financial instruments measured at fair value
	December 31, 2021
	Level 1	Level 2	Level 3	Total
	USD thousands
Financial asset
Convertible debt instrument (see Note 19B(1))			187	187

Schedule of fair value measurement
Financial instrument	Valuation method for determining fair value	Significant unobservable inputs

For the year ended December 31, 2021
Convertible debt instrument	Black - Scholes	expected term	2.75 years
		expected volatility	125%
		annual risk free interest	0.97%
		dividend yield	0%

For the year ended December 31, 2020
Warrants	Black - Scholes	expected term	5.3-5.42 years
		expected volatility	107.17%-108.9%
		annual risk free interest	0.40%-0.50%
		dividend yield	0%